FINANCING RECEIVABLE (Schedule of Aging of loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	$ 72,269
Financing for installment sales	30,814	$ 6,285
Other financing	60,021
Financing receivable	163,104	6,285
0-90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	72,269
Financing for installment sales	27,837	6,285
Other financing	59,847
Financing receivable	$ 159,953	$ 6,285
Over 0-90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing
Financing for installment sales	$ 2,977
Other financing	174
Financing receivable	$ 3,151